Taxes - Schedule of Changes in Valuation Allowance (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Changes in Valuation Allowance [Line Items]
Balance at beginning of the period		¥ 94,139,807
Balance at end of the period	$ 15,585,630	105,750,054
Deferred Tax Asset [Member]
Schedule of Changes in Valuation Allowance [Line Items]
Balance at beginning of the period	13,874,491	94,139,807	¥ 84,581,663
Expiration of NOL	(1,153)	(7,824)	(12,804)
Addition	2,421,145	16,427,711	2,854,047
Prior year true up of NOL	(708,853)	(4,809,640)	(1,143,872)
Balance at end of the period	$ 15,585,630	¥ 105,750,054	¥ 86,279,034